Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Deductible input value-added tax	¥ 29,567		¥ 46,689
Prepayment for promotion and advertising expense and other operation expenses	70,628		27,612
Other receivable related to exercise of employee options	94,264
Prepayment for 10th anniversary celebration events			25,188
Prepaid content cost	35,204		8,441
Interest income receivable	15,303		364
Rental and other deposits	19,336		10,583
Others	7,773		4,659
Total	¥ 272,075	$ 42,695	¥ 123,536